Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments	Fair Value of Financial Instruments
This summary excludes certain financial assets and liabilities for which carrying value approximates fair value and financial instruments that are recorded at fair value on a recurring basis disclosed above. The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate such value:
Loans
Fair values are estimated for portfolios with similar financial characteristics. Loans are segregated by type, such as commercial, real estate, and consumer. Each loan category is further segmented into fixed and variable interest rate categories. The fair value of loans, or exit price, is estimated by using the future value of discounted cash flows using comparable market rates for similar types of loan products and adjusted for market factors. The discount rates used are estimated using comparable market rates for similar types of loan products adjusted to be commensurate with the credit risk, overhead costs, and optionality of such instruments.
Federal Funds Sold, Cash, and Due from Banks
The carrying amounts of short-term federal funds sold and securities purchased under agreements to resell, interest-earning deposits with banks, and cash and due from banks approximate fair value. Federal funds sold and securities purchased under agreements to resell classified as short-term generally mature in 90 days or less.
Certificates of Deposit in Other Banks
Certificates of deposit are other investments made by the Company with other financial institutions that are carried at cost; which is equal to fair value.
Accrued Interest Receivable and Payable
For accrued interest receivable and payable, the carrying amount is a reasonable estimate of fair value because of the short maturity for these financial instruments.
Deposits
The fair value of deposits with no stated maturity, such as non-interest-bearing demand, Negotiable Order of Withdrawal accounts, savings accounts, and money market accounts, is equal to the amount payable on demand. The fair value of time deposits is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for deposits of similar remaining maturities.
Federal Funds Purchased and Securities Sold under Agreements to Repurchase
For federal funds purchased and securities sold under agreements to repurchase, the carrying amount is a reasonable estimate of fair value, as such instruments reprice in a short time period.
Subordinated Notes and Other Borrowings
The fair value of subordinated notes and other borrowings is based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for other borrowed money of similar remaining maturities.
A summary of the carrying amounts and fair values of the Company's financial instruments at December 31, 2024 and 2023 is as follows:

			December 31, 2024
			Fair Value Measurements
	December 31, 2024		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(dollars in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$23,668	$23,668	$23,668	$—	$—
Federal funds sold and overnight interest-bearing deposits	27,326	27,326	27,326	—	—
Certificates of deposit in other banks	1,000	1,000	1,000	—	—
Other investment securities	5,149	5,149	74	5,075	—
Loans, net	1,444,116	1,380,252	—	—	1,380,252
Accrued interest receivable	8,221	8,221	8,221	—	—
Liabilities:
Deposits:
Non-interest bearing demand	$385,022	$385,022	$385,022	$—	$—
Savings, interest checking and money market	846,339	846,339	846,339	—	—
Time deposits	301,821	300,386	—	—	300,386
FHLB advances and other borrowings	81,525	81,585	—	81,585	—
Subordinated notes	49,486	41,602	—	41,602	—
Accrued interest payable	1,754	1,754	1,754	—	—

			December 31, 2023
			Fair Value Measurements
	December 31, 2023		Quoted Prices in Active Markets for Identical	Other Observable	Net Significant Unobservable
(dollars in thousands)	Carrying amount	Fair value	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)
Assets:
Cash and due from banks	$15,675	$15,675	$15,675	$—	$—
Federal funds sold and overnight interest-bearing deposits	77,775	77,775	77,775	—	—
Other investment securities	6,300	6,300	78	6,222	—
Loans, net	1,515,403	1,364,533	—	—	1,364,533
Loans held for sale	3,884	3,884	—	3,884	—
Accrued interest receivable	8,661	8,661	8,661	—	—
Liabilities:
Deposits:
Non-interest bearing demand	$402,241	$402,241	$402,241	$—	$—
Savings, interest checking and money market	846,452	846,452	846,452	—	—
Time deposits	322,151	319,929	—	—	319,929
FHLB advances and other borrowings	107,000	107,245	—	107,245	—
Subordinated notes	49,486	38,939	—	38,939	—
Accrued interest payable	1,772	1,772	1,772	—	—
Off-Balance-Sheet Financial Instruments
The fair value of commitments to extend credit and standby letters of credit is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements, the likelihood of the counterparties drawing on such financial instruments, and the present creditworthiness of such counterparties. The Company believes such commitments have been made on terms that are competitive in the markets in which it operates.
Limitations
The fair value estimates provided are made at a point in time based on market information and information about the financial instruments. Because no market exists for a portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the fair value estimates.